ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY (Condensed Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 200.0	$ 156.7	$ 257.7	$ 61.9
Other current assets	74.3	$ 14.2
Other receivables	15.0
Amount due from subsidiaries	324.6	$ 168.6
Total current assets	1,570.7	584.7
Non-current assets:
Intangible assets	14.8	$ 13.7
Long-term investment	17.1
Other non-current assets	2.0	$ 1.3
Total non-current assets	976.8	181.5
Total assets	2,547.5	766.2
Current liabilities:
Amount due to subsidiaries	201.4	87.1
Total current liabilities	1,530.5	234.8
Non-current liabilities:
Long-term bank borrowings	429.2	118.2
Total non-current liabilities	676.8	301.7
Total liabilities	2,207.3	$ 536.5
Redeemable ordinary shares (par value $0.0001 per share; 20,070,375 shares issued and outstanding at December 31, 2015)	0.0
Shareholders' equity
Ordinary shares (par value $0.0001 per share; 7,000,000,000 shares authorized; 4,160,675,592 shares issued and outstanding at December 31, 2015)	0.4	$ 0.4
Additional paid-in capital	431.1	329.8
Accumulated deficit	(20.2)	(64.0)
Accumulated other comprehensive loss	(71.1)	(36.5)
Total shareholders' equity	340.2	229.7	$ 267.3	$ 93.9
Total liabilities, redeemable ordinary shares and shareholders' equity	2,547.5	766.2
Parent Company [Member]
Current assets:
Cash and cash equivalents	0.7	$ 0.4
Other current assets	2.2
Amount due from subsidiaries	164.3
Total current assets	167.2
Non-current assets:
Intangible assets	0.3
Long-term investment	440.2
Other non-current assets	0.8
Total non-current assets	441.3
Total assets	608.5
Current liabilities:
Accrued expenses and other payables	0.8
Amount due to subsidiaries	60.5
Total current liabilities	61.3
Non-current liabilities:
Long-term bank borrowings	207.0
Total non-current liabilities	207.0
Total liabilities	$ 268.3
Redeemable ordinary shares (par value $0.0001 per share; 20,070,375 shares issued and outstanding at December 31, 2015)
Shareholders' equity
Ordinary shares (par value $0.0001 per share; 7,000,000,000 shares authorized; 4,160,675,592 shares issued and outstanding at December 31, 2015)	$ 0.4
Additional paid-in capital	431.1
Accumulated deficit	(20.2)
Accumulated other comprehensive loss	(71.1)
Total shareholders' equity	340.2
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 608.5